Revenue From Contract With Customer (Tables)	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Disaggregation of Revenue [Line Items]
Summary of Disaggregated Revenue
Disaggregated Revenue

	March 31,
	2021	2020	2019
Revenue
Direct to Consumer:
Toys and treats subscription	$325,992	$199,744	$168,217
Other	7,978	4,407	9,533

Total Direct to Consumer	333,970	204,151	177,750
Commerce	44,634	20,184	13,691

Revenue	$378,604	$224,335	$191,441